STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0%
Advertising - .7%
Advantage Sales & Marketing, Sr. Scd. Notes		6.50	11/15/2028	585,000	[c]	522,063
Clear Channel Outdoor Holdings, Sr. Scd. Notes		5.13	8/15/2027	365,000	[c]	336,055
					858,118
Aerospace & Defense - .8%
Bombardier, Sr. Unscd. Notes		7.50	12/1/2024	190,000	[c]	184,632
TransDigm, Gtd. Notes		4.88	5/1/2029	348,000		313,052
TransDigm, Gtd. Notes		5.50	11/15/2027	550,000		527,277
					1,024,961
Agriculture - .0%
Darling Ingredients, Sr. Unscd. Notes		6.00	6/15/2030	33,000		33,000
Airlines - 1.3%
American Airlines, Sr. Scd. Notes		5.50	4/20/2026	780,000	[c]	772,434
American Airlines Group, Gtd. Notes		3.75	3/1/2025	221,000	[c]	197,847
Hawaiian Brand Intellectual Property, Sr. Scd. Notes		5.75	1/20/2026	450,000	[c]	447,498
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	270,000	[c]	260,972
					1,678,751
Automobiles & Components - 1.1%
Clarios Global, Sr. Scd. Bonds	EUR	4.38	5/15/2026	280,000	[c]	279,515
Dealer Tire, Sr. Unscd. Notes		8.00	2/1/2028	527,000	[c]	487,151
IHO Verwaltungs GmbH, Sr. Scd. Notes	EUR	3.63	5/15/2025	360,000	[c,d]	362,865
Standard Profil Automotive GmbH, Sr. Scd. Bonds	EUR	6.25	4/30/2026	294,000	[c]	211,783
					1,341,314
Building Materials - 1.3%
CP Atlas Buyer, Sr. Unscd. Notes		7.00	12/1/2028	440,000	[c]	361,612
Eco Material Technologies, Sr. Scd. Notes		7.88	1/31/2027	381,000	[c]	361,251
Griffon, Gtd. Notes		5.75	3/1/2028	395,000		381,872
JELD-WEN, Gtd. Notes		4.63	12/15/2025	230,000	[c]	212,620
PCF GmbH, Sr. Scd. Bonds	EUR	4.75	4/15/2026	350,000	[c]	334,411
					1,651,766
Chemicals - 2.7%
Consolidated Energy Finance, Gtd. Notes	EUR	5.00	10/15/2028	140,000	[c]	131,493

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Chemicals - 2.7% (continued)
Consolidated Energy Finance, Gtd. Notes		5.63	10/15/2028	435,000	[c]	398,828
Herens Midco, Gtd. Notes	EUR	5.25	5/15/2029	710,000	[c]	584,059
Innophos Holdings, Sr. Unscd. Notes		9.38	2/15/2028	530,000	[c]	551,200
Iris Holdings, Sr. Unscd. Notes		8.75	2/15/2026	247,000	[c,d]	233,268
Italmatch Chemicals, Sr. Scd. Notes, 3 Month EURIBOR +4.75%	EUR	4.75	9/30/2024	445,000	[c,e]	456,471
Olympus Water US Holding, Sr. Scd. Notes		4.25	10/1/2028	279,000	[c]	254,522
Olympus Water US Holding, Sr. Unscd. Notes		6.25	10/1/2029	320,000	[c]	252,879
Polar US Borrower, Sr. Unscd. Notes		6.75	5/15/2026	212,000	[c]	170,561
SCIL IV, Sr. Scd. Notes		5.38	11/1/2026	200,000	[c]	186,218
Venator Finance, Gtd. Notes		5.75	7/15/2025	211,000	[c]	182,947
					3,402,446
Collateralized Loan Obligations Debt - 25.1%
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. ER, 3 Month EURIBOR +4.93%	EUR	4.93	7/15/2031	1,500,000	[c,e]	1,366,928
Carlyle Global Market Strategies Euro CLO, Ser. 2014-1A, Cl. FR, 3 Month EURIBOR +6.61%	EUR	6.61	7/15/2031	3,000,000	[c,e]	2,706,042
Carlyle Global Market Strategies Euro CLO, Ser. 2015-3A, Cl. ER, 3 Month EURIBOR +6.44%	EUR	6.44	7/15/2030	2,000,000	[c,e]	1,806,050
CIFC European Funding II CLO, Ser. 2A, Cl. F, 3 Month EURIBOR +7.70%	EUR	7.70	4/15/2033	1,000,000	[c,e]	872,016
CIFC Funding CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +5.00%		6.04	4/18/2031	1,000,000	[c,e]	879,902
Crown Point 9 CLO, Ser. 2020-9A, Cl. ER, 3 Month LIBOR +6.76%		7.80	7/14/2034	2,375,000	[c,e]	2,178,804
Euro-Galaxy IV CLO, Ser. 2015-4A, CI. FRR, 3 Month EURIBOR +8.88%	EUR	8.88	7/30/2034	1,750,000	[c,e]	1,562,473
Franklin Park Place I CLO, Ser. 2022-1A, Cl. E, 3 Month TSFR +7.50%		8.27	4/14/2035	1,000,000	[c,e]	882,500
GoldenTree Loan Management EUR 2 CLO, Ser. 2A, Cl. E, 3 Month EURIBOR +5.25%	EUR	5.25	1/20/2032	1,000,000	[c,e]	910,661
Hayfin Emerald IV CLO, Ser. 4A, Cl. FR, 3 Month EURIBOR +8.68%	EUR	8.68	10/15/2034	740,000	[c,e]	652,858
ICG Euro CLO, Ser. 2021-1A, Cl. F, 3 Month EURIBOR +8.82%	EUR	8.82	10/15/2034	1,000,000	[c,e]	887,323
KKR 23 CLO, Ser. 23, Cl. E, 3 Month LIBOR +6.00%		7.06	10/20/2031	1,000,000	[c,e]	883,006

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Collateralized Loan Obligations Debt - 25.1% (continued)
KVK CLO, Ser. 2016-1A, CI. FR2, 3 Month LIBOR +7.90%		8.94	10/15/2034	1,500,000	[c,e]	1,264,263
Marble Point XII CLO, Ser. 2018-1A, Cl. E, 3 Month LIBOR +6.00%		7.04	7/16/2031	750,000	[c,e]	636,869
OZLM Funding II CLO, Ser. 2012-2A, Cl. DR2, 3 Month LIBOR +5.90%		7.19	7/30/2031	2,250,000	[c,e]	1,918,440
OZLM VI CLO, Ser. 2014-6A, Cl. DS, 3 Month LIBOR +6.05%		7.09	4/17/2031	2,000,000	[c,e]	1,699,098
OZLME III CLO, Ser. 3A, Cl. F, 3 Month EURIBOR +6.45%	EUR	6.45	8/24/2030	1,000,000	[c,e]	910,214
St. Paul's V CLO, Ser. 5A, Cl. FR, 3 Month EURIBOR +6.60%	EUR	6.60	8/20/2030	4,000,000	[c,e]	3,440,080
TIAA I CLO, Ser. 2016-1A, CI. ER, 3 Month LIBOR +6.20%		7.26	7/20/2031	2,131,000	[c,e]	1,767,654
Tikehau CLO, Ser. 2015-1A, Cl. FRR, 3 Month EURIBOR +8.75%	EUR	8.75	8/4/2034	2,000,000	[c,e]	1,808,554
Venture 45 CLO, Ser. 2022-45A, CI. D1, 3 Month TSFR +4.00%		5.08	7/20/2035	1,500,000	[c,e]	1,455,979
Vibrant III CLO, Ser. 2015-3A, Cl. DRR, 3 Month LIBOR +6.35%		7.41	10/20/2031	1,000,000	[c,e]	794,051
					31,283,765
Collateralized Loan Obligations Equity - .3%
KVK CLO, Ser. 2018-1A, Cl. SUB1		0.00	5/20/2029	4,000,000	[c,f]	46,896
Madison Park Funding X CLO, Ser. 2012-10A, Cl. SUB		0.00	1/20/2029	3,000,000	[c,f]	330,000
					376,896
Commercial & Professional Services - 4.7%
Adtalem Global Education, Sr. Scd. Notes		5.50	3/1/2028	433,000	[c]	402,426
Albion Financing 1, Sr. Scd. Notes	EUR	5.25	10/15/2026	350,000	[c]	354,141
Allied Universal Holdco, Sr. Scd. Notes		6.63	7/15/2026	570,000	[c]	565,903
APX Group, Gtd. Notes		5.75	7/15/2029	419,000	[c]	355,432
BCP V Modular Services Finance II, Sr. Scd. Bonds	EUR	4.75	11/30/2028	200,000	[c]	191,156
HealthEquity, Gtd. Notes		4.50	10/1/2029	374,000	[c]	349,222
Kapla Holding, Sr. Scd. Bonds	EUR	3.38	12/15/2026	220,000	[c]	209,537
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	270,000		254,978
La Financiere Atalian, Gtd. Bonds	EUR	5.13	5/15/2025	270,000	[c]	254,978
Paysafe Finance, Sr. Scd. Notes		4.00	6/15/2029	430,000	[c]	336,344
PECF USS Intermediate Holding III, Sr. Unscd. Notes		8.00	11/15/2029	556,000	[c]	468,057
Prime Security Services Borrower, Scd. Notes		6.25	1/15/2028	470,000	[c]	433,598
Prime Security Services Borrower, Sr. Scd. Notes		5.75	4/15/2026	410,000	[c]	406,000

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Commercial & Professional Services - 4.7% (continued)
Team Health Holdings, Gtd. Notes		6.38	2/1/2025	306,000	[c]	234,737
The Hertz, Gtd. Notes		4.63	12/1/2026	522,000	[c]	478,778
The Hertz, Gtd. Notes		5.00	12/1/2029	56,000	[c]	49,246
Verisure Midholding, Gtd. Notes	EUR	5.25	2/15/2029	510,000	[c]	462,738
					5,807,271
Consumer Discretionary - 5.8%
Allen Media, Gtd. Notes		10.50	2/15/2028	736,000	[c]	509,165
Ashton Woods USA, Sr. Unscd. Notes		4.63	8/1/2029	152,000	[c]	131,070
Ashton Woods USA, Sr. Unscd. Notes		6.63	1/15/2028	365,000	[c]	343,238
Caesars Entertainment, Sr. Unscd. Notes		4.63	10/15/2029	366,000	[c]	312,926
Carnival, Gtd. Notes		6.00	5/1/2029	120,000	[c]	101,608
Carnival, Sr. Unscd. Notes		5.75	3/1/2027	84,000	[c]	74,673
Carnival, Sr. Unscd. Notes		7.63	3/1/2026	742,000	[c]	697,064
Everi Holdings, Gtd. Notes		5.00	7/15/2029	166,000	[c]	147,861
International Game Technology, Sr. Scd. Notes		4.13	4/15/2026	310,000	[c]	299,420
Maison Finco, Sr. Scd. Bonds	GBP	6.00	10/31/2027	208,000	[c]	232,287
Melco Resorts Finance, Sr. Unscd. Notes		4.88	6/6/2025	630,000	[c]	546,966
NCL, Gtd. Notes		5.88	3/15/2026	319,000	[c]	287,963
NCL, Sr. Scd. Notes		5.88	2/15/2027	278,000	[c]	259,459
NCL, Sr. Unscd. Notes		3.63	12/15/2024	630,000	[c]	566,628
NCL Finance, Gtd. Notes		6.13	3/15/2028	152,000	[c]	128,072
Royal Caribbean Cruises, Sr. Unscd. Notes		5.38	7/15/2027	270,000	[c]	229,753
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	8/31/2026	229,000	[c]	201,357
Royal Caribbean Cruises, Sr. Unscd. Notes		5.50	4/1/2028	559,000	[c]	472,749
Scientific Games Holdings, Sr. Unscd. Notes		6.63	3/1/2030	199,000	[c]	184,960
TUI Cruises GmbH, Sr. Unscd. Notes	EUR	6.50	5/15/2026	389,000	[c]	370,669
Wynn Las Vegas, Gtd. Notes		5.50	3/1/2025	760,000	[c]	742,767
Wynn Macau, Sr. Unscd. Notes		4.88	10/1/2024	430,000	[c]	367,590
					7,208,245
Consumer Staples - .4%
Kronos Acquisition Holdings, Sr. Scd. Notes		5.00	12/31/2026	560,000	[c]	507,858
Diversified Financials - 3.1%
Compass Group Diversified Holdings, Gtd. Notes		5.25	4/15/2029	300,000	[c]	271,195
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	375,000	[c]	448,704
Garfunkelux Holdco 3, Sr. Scd. Bonds	GBP	7.75	11/1/2025	500,000		598,272
Icahn Enterprises, Gtd. Notes		4.38	2/1/2029	330,000		300,115

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Diversified Financials - 3.1% (continued)
Nationstar Mortgage Holdings, Gtd. Notes		5.13	12/15/2030	300,000	[c]	269,215
Navient, Sr. Unscd. Notes		5.00	3/15/2027	410,000		378,088
Navient, Sr. Unscd. Notes		5.50	3/15/2029	146,000		127,768
Navient, Sr. Unscd. Notes		6.75	6/15/2026	465,000		457,916
PennyMac Financial Services, Gtd. Notes		5.38	10/15/2025	390,000	[c]	379,595
PennyMac Financial Services, Gtd. Notes		5.75	9/15/2031	758,000	[c]	658,956
					3,889,824
Electronic Components - .3%
Energizer Gamma Acquisition, Gtd. Bonds	EUR	3.50	6/30/2029	240,000	[c]	205,963
TTM Technologies, Gtd. Notes		4.00	3/1/2029	250,000	[c]	221,749
					427,712
Energy - 4.8%
Antero Midstream Partners, Gtd. Notes		5.75	3/1/2027	330,000	[c]	331,644
Archrock Partners, Gtd. Notes		6.25	4/1/2028	618,000	[c]	603,635
Blue Racer Midstream, Sr. Unscd. Notes		7.63	12/15/2025	375,000	[c]	379,457
Colgate Energy Partners III, Sr. Unscd. Notes		5.88	7/1/2029	300,000	[c]	289,500
CQP Holdco, Sr. Scd. Notes		5.50	6/15/2031	500,000	[c]	474,219
Crestwood Midstream Partners, Gtd. Notes		5.63	5/1/2027	25,000	[c]	24,169
Crestwood Midstream Partners, Gtd. Notes		5.75	4/1/2025	180,000		178,868
Crestwood Midstream Partners, Gtd. Notes		6.00	2/1/2029	510,000	[c]	482,218
CVR Energy, Gtd. Bonds		5.25	2/15/2025	260,000	[c]	256,069
EQM Midstream Partners, Sr. Unscd. Notes		4.00	8/1/2024	570,000		572,850
EQM Midstream Partners, Sr. Unscd. Notes		4.75	1/15/2031	210,000	[c]	182,580
EQM Midstream Partners, Sr. Unscd. Notes		5.50	7/15/2028	239,000		227,352
EQM Midstream Partners, Sr. Unscd. Notes		7.50	6/1/2027	69,000		69,000
Genesis Energy, Gtd. Notes		6.50	10/1/2025	460,000		445,331
Matador Resources, Gtd. Notes		5.88	9/15/2026	303,000		306,400
Rockcliff Energy II, Sr. Unscd. Notes		5.50	10/15/2029	584,000	[c]	553,136
USA Compression Partners, Gtd. Notes		6.88	9/1/2027	370,000		357,109

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Energy - 4.8% (continued)
USA Compression Partners, Gtd. Notes		6.88	4/1/2026	190,000		185,888
					5,919,425
Environmental Control - .6%
Covanta Holding, Gtd. Notes		4.88	12/1/2029	92,000	[c]	81,098
Harsco, Gtd. Notes		5.75	7/31/2027	425,000	[c]	366,945
Verde Bidco, Sr. Scd. Notes	EUR	4.63	10/1/2026	132,000	[c]	130,844
Waste Pro USA, Sr. Unscd. Notes		5.50	2/15/2026	245,000	[c]	220,965
					799,852
Health Care - 4.2%
Bausch Health, Sr. Scd. Notes		4.88	6/1/2028	130,000	[c]	111,911
CHEPLAPHARM Arzneimittel GmbH, Sr. Scd. Notes		5.50	1/15/2028	470,000	[c]	425,491
Chrome Holdco, Gtd. Notes	EUR	5.00	5/31/2029	430,000	[c]	398,153
Cidron Aida Finco, Sr. Scd. Bonds	EUR	5.00	4/1/2028	640,000	[c]	622,271
Cidron Aida Finco, Sr. Scd. Bonds	GBP	6.25	4/1/2028	453,000	[c]	511,639
Community Health Systems, Scd. Notes		6.13	4/1/2030	390,000	[c]	284,700
Community Health Systems, Scd. Notes		6.88	4/15/2029	227,000	[c]	177,742
Community Health Systems, Sr. Scd. Notes		5.25	5/15/2030	170,000	[c]	146,746
Community Health Systems, Sr. Scd. Notes		5.63	3/15/2027	236,000	[c]	220,252
Mozart Debt Merger Sub, Sr. Unscd. Notes		5.25	10/1/2029	502,000	[c]	445,324
Nidda Healthcare Holding GmbH, Sr. Scd. Notes	EUR	3.50	9/30/2024	650,000	[c]	649,746
Organon & Co., Sr. Unscd. Notes		5.13	4/30/2031	250,000	[c]	240,694
Ortho-Clinical Diagnostics, Sr. Unscd. Notes		7.25	2/1/2028	552,000	[c]	585,199
Prime Healthcare Services, Sr. Scd. Notes		7.25	11/1/2025	480,000	[c]	459,221
					5,279,089
Industrial - 1.2%
Norican A/S, Sr. Scd. Bonds	EUR	4.50	5/15/2023	545,000		542,677
Promontoria Holding 264, Sr. Scd. Bonds	EUR	6.38	3/1/2027	272,000	[c]	266,071
Titan Acquisition, Sr. Unscd. Notes		7.75	4/15/2026	136,000	[c]	128,806
TK Elevator US Newco, Sr. Scd. Notes		5.25	7/15/2027	580,000	[c]	566,295
					1,503,849
Information Technology - .4%
Boxer Parent, Sr. Scd. Notes	EUR	6.50	10/2/2025	230,000	[c]	241,493

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Information Technology - .4% (continued)
Minerva Merger Sub, Sr. Unscd. Notes		6.50	2/15/2030	280,000	[c]	257,396
					498,889
Insurance - .3%
AssuredPartners, Sr. Unscd. Notes		5.63	1/15/2029	440,000	[c]	383,856
Internet Software & Services - 1.4%
Endurance International Group Holdings, Sr. Unscd. Notes		6.00	2/15/2029	391,000	[c]	294,059
Northwest Fiber, Sr. Scd. Notes		4.75	4/30/2027	99,000	[c]	88,422
Northwest Fiber, Sr. Unscd. Notes		6.00	2/15/2028	580,000	[c]	467,970
TripAdvisor, Gtd. Notes		7.00	7/15/2025	97,000	[c]	100,566
United Group, Sr. Scd. Bonds	EUR	3.13	2/15/2026	560,000	[c]	516,786
United Group, Sr. Scd. Bonds	EUR	5.25	2/1/2030	250,000	[c]	222,812
					1,690,615
Materials - 3.3%
ARD Finance, Sr. Scd. Notes	EUR	5.00	6/30/2027	270,000	[c,d]	229,959
ARD Finance, Sr. Scd. Notes		6.50	6/30/2027	365,000	[c,d]	287,166
Ardagh Packaging Finance, Gtd. Notes	GBP	4.75	7/15/2027	250,000	[c]	251,081
Ardagh Packaging Finance, Sr. Scd. Notes		5.25	4/30/2025	200,000	[c]	199,663
CANPACK, Gtd. Notes		3.13	11/1/2025	230,000	[c]	213,915
Graham Packaging, Gtd. Notes		7.13	8/15/2028	390,000	[c]	320,597
Kleopatra Finco, Sr. Scd. Bonds	EUR	4.25	3/1/2026	440,000	[c]	405,696
LABL, Sr. Scd. Notes		5.88	11/1/2028	127,000	[c]	116,443
LABL, Sr. Scd. Notes		6.75	7/15/2026	155,000	[c]	149,903
LABL, Sr. Unscd. Notes		8.25	11/1/2029	484,000	[c]	406,705
LABL, Sr. Unscd. Notes		10.50	7/15/2027	56,000	[c]	54,046
Mauser Packaging Solutions Holding, Sr. Scd. Bonds	EUR	4.75	4/15/2024	435,000	[c]	450,590
Mauser Packaging Solutions Holding, Sr. Unscd. Notes		7.25	4/15/2025	1,028,000	[c]	995,361
					4,081,125
Media - 5.4%
Altice Financing, Sr. Scd. Bonds		5.75	8/15/2029	610,000	[c]	547,039
Altice Finco, Scd. Notes	EUR	4.75	1/15/2028	860,000	[c]	772,671
AMC Networks, Gtd. Notes		4.75	8/1/2025	380,000		375,009
CCO Holdings, Sr. Unscd. Notes		4.75	3/1/2030	390,000	[c]	360,335
CSC Holdings, Gtd. Notes		5.38	2/1/2028	520,000	[c]	494,920
CSC Holdings, Gtd. Notes		5.50	4/15/2027	380,000	[c]	380,958
CSC Holdings, Sr. Unscd. Notes		5.75	1/15/2030	590,000	[c]	494,184
DISH DBS, Gtd. Notes		5.13	6/1/2029	350,000		247,618
DISH DBS, Gtd. Notes		5.88	11/15/2024	280,000		257,988
DISH DBS, Sr. Scd. Bonds		5.25	12/1/2026	136,000	[c]	115,318

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Media - 5.4% (continued)
DISH DBS, Sr. Scd. Notes		5.75	12/1/2028	136,000	[c]	111,262
Nexstar Media, Gtd. Notes		5.63	7/15/2027	300,000	[c]	299,629
Radiate Holdco, Sr. Unscd. Notes		6.50	9/15/2028	590,000	[c]	491,352
Scripps Escrow II, Sr. Unscd. Notes		5.38	1/15/2031	423,000	[c]	371,394
Sinclair Television Group, Gtd. Notes		5.50	3/1/2030	330,000	[c]	269,338
TEGNA, Gtd. Notes		5.00	9/15/2029	275,000		271,921
UPC Broadband Finco, Sr. Scd. Notes		4.88	7/15/2031	320,000	[c]	293,900
Virgin Media Finance, Gtd. Notes		5.00	7/15/2030	290,000	[c]	259,428
Ziggo Bond, Gtd. Notes		5.13	2/28/2030	330,000	[c]	293,799
					6,708,063
Metals & Mining - .3%
Arconic, Scd. Notes		6.13	2/15/2028	300,000	[c]	294,661
Hudbay Minerals, Gtd. Notes		4.50	4/1/2026	53,000	[c]	47,200
					341,861
Real Estate - 1.8%
Brookfield Property REIT, Sr. Scd. Notes		4.50	4/1/2027	280,000	[c]	261,797
Flamingo Lux II, Sr. Unscd. Notes	EUR	5.00	3/31/2029	687,000	[c]	620,299
Iron Mountain, Gtd. Notes		5.25	7/15/2030	380,000	[c]	363,447
Ladder Capital Finance Holdings, Gtd. Notes		5.25	10/1/2025	380,000	[c]	364,585
Starwood Property Trust, Sr. Unscd. Notes		3.75	12/31/2024	270,000	[c]	260,738
VICI Properties, Gtd. Notes		4.25	12/1/2026	366,000	[c]	348,081
					2,218,947
Retailing - 3.2%
Asbury Automotive Group, Gtd. Notes		4.63	11/15/2029	82,000	[c]	75,825
Asbury Automotive Group, Gtd. Notes		4.75	3/1/2030	160,000		145,552
BCPE Ulysses Intermediate, Sr. Unscd. Notes		7.75	4/1/2027	562,000	[c,d]	453,442
eG Global Finance, Sr. Scd. Notes	EUR	4.38	2/7/2025	370,000	[c]	376,137
Fertitta Entertainment, Gtd. Notes		6.75	1/15/2030	208,000	[c]	180,613
Fertitta Entertainment, Sr. Scd. Notes		4.63	1/15/2029	112,000	[c]	102,112
LBM Acquisition, Gtd. Notes		6.25	1/15/2029	191,000	[c]	148,443
Macy's Retail Holdings, Gtd. Notes		4.50	12/15/2034	420,000		314,187
Macy's Retail Holdings, Gtd. Notes		5.88	3/15/2030	148,000	[c]	135,321
Shiba Bidco, Sr. Scd. Bonds	EUR	4.50	10/31/2028	291,000	[c]	279,601
Staples, Sr. Scd. Notes		7.50	4/15/2026	450,000	[c]	416,407
Staples, Sr. Unscd. Notes		10.75	4/15/2027	179,000	[c]	147,100
The Michaels Companies, Sr. Scd. Notes		5.25	5/1/2028	280,000	[c]	230,790

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Bonds and Notes - 80.0% (continued)
Retailing - 3.2% (continued)
The Michaels Companies, Sr. Unscd. Notes		7.88	5/1/2029	259,000	[c]	186,038
The Very Group Funding, Sr. Scd. Bonds	GBP	6.50	8/1/2026	358,000	[c]	381,148
White Cap Parent, Sr. Unscd. Notes		8.25	3/15/2026	383,000	[c,d]	353,643
					3,926,359
Telecommunication Services - 4.2%
Altice France, Sr. Scd. Notes		5.13	7/15/2029	430,000	[c]	376,164
Altice France, Sr. Scd. Notes		5.50	10/15/2029	426,000	[c]	370,347
Altice France, Sr. Scd. Notes		5.50	1/15/2028	200,000	[c]	178,354
Altice France Holding, Gtd. Notes	EUR	4.00	2/15/2028	130,000	[c]	111,047
Altice France Holding, Gtd. Notes		6.00	2/15/2028	350,000	[c]	293,039
Altice France Holding, Sr. Scd. Notes		10.50	5/15/2027	200,000	[c]	196,903
CommScope, Gtd. Notes		8.25	3/1/2027	354,000	[c]	312,051
Connect Finco, Sr. Scd. Notes		6.75	10/1/2026	915,000	[c]	879,274
Embarq, Sr. Unscd. Notes		8.00	6/1/2036	55,000		46,438
Eolo, Sr. Scd. Bonds	EUR	4.88	10/21/2028	187,000	[c]	183,138
Lorca Telecom Bondco, Sr. Scd. Bonds	EUR	4.00	9/18/2027	450,000	[c]	453,302
PLT VII Finance, Sr. Scd. Notes	EUR	4.63	1/5/2026	360,000	[c]	363,183
TalkTalk Telecom Group, Gtd. Notes	GBP	3.88	2/20/2025	290,000		325,522
ViaSat, Sr. Unscd. Notes		5.63	9/15/2025	800,000	[c]	760,768
WP/AP Telecom Holdings III, Sr. Unscd. Notes	EUR	5.50	1/15/2030	360,000	[c]	326,695
					5,176,225
Transportation - .3%
First Transit Parent, Sr. Scd. Notes		4.00	7/31/2029	410,000	[c]	364,305
Utilities - 1.0%
Calpine, Sr. Unscd. Notes		5.00	2/1/2031	545,000	[c]	486,750
Energia Group ROI Holdings, Sr. Scd. Notes	GBP	4.75	9/15/2024	505,000		605,106
Pike, Gtd. Notes		5.50	9/1/2028	145,000	[c]	122,941
					1,214,797
Total Bonds and Notes (cost $113,764,765)				99,599,184

Floating Rate Loan Interests - 60.2%
Advertising - 2.2%
ABG Intermediate Holdings 2, 2021 Refinancing Term Loan, 3 Month LIBOR +3.25%		4.31	9/29/2024	539,619	[e]	530,513
Advantage Sales & Marketing, Term Loan B-1, 3 Month LIBOR +4.50%		5.56	10/28/2027	417,292	[e]	390,116

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Advertising - 2.2% (continued)
Clear Channel Outdoor Holdings, Term Loan B, 3 Month LIBOR +3.50%		4.74	8/21/2026	577,703	[e]	529,924
Polyconcept North America Holdings, Initial Term Loan, 3 Month Term SOFR +5.50%		6.81	5/12/2029	283,333	[e]	275,542
Red Ventures, First Lien Term Loan B-3, 1 Month LIBOR +3.50%		4.56	11/8/2024	147,088	[e]	142,492
Red Ventures, Term Loan B-2, 1 Month LIBOR +2.50%		3.56	11/8/2024	227,059	[e]	217,267
Summer BC Holdco B, USD Additional Facility Term Loan B-2, 3 Month LIBOR +4.50%		5.51	12/4/2026	507,536	[e]	480,256
Terrier Media Buyer, 2021 Refinancing Term Loan B, 1 Month LIBOR +3.50%		4.56	12/17/2026	198,606	[e]	191,159
					2,757,269
Automobiles & Components - .3%
Clarios Global, First Lien Amendment No. 1 Dollar Term Loan, 1 Month LIBOR +3.25%		4.01	4/30/2026	359,914	[e]	346,785
Building Materials - 2.2%
BME Group Holding, Facility Term Loan B, 3 Month EURIBOR +3.75%	EUR	4.25	10/31/2026	1,000,000	[e]	1,008,971
Cornerstone Building, New Term Loan B, 1 Month LIBOR +3.25%		4.12	4/12/2028	556,709	[e]	498,950
LSF10 XL Bidco, Facility Term Loan B-4, 1-3 Month EURIBOR +4.00%	EUR	3.93	4/9/2028	1,280,206	[e]	1,290,535
					2,798,456
Chemicals - 1.7%
Albaugh, Term Loan B, 1 Month Term SOFR +3.75%		4.75	4/6/2029	489,048	[e]	476,822
Aruba Investment Holding, First Lien Initial Dollar Term Loan, 6 Month LIBOR +3.75%		4.97	11/24/2027	168,169	[e]	160,952
Flexsys Holdings, Initial Term Loan, 3 Month LIBOR +5.25%		6.31	11/1/2028	470,000	[e]	447,675
LSF11 Skyscraper Holdco, USD Facility Term Loan B-3, 3 Month LIBOR +3.50%		4.51	9/30/2027	513,963	[e]	498,544
Polar US Borrower, Initial Term Loan, 3 Month LIBOR +4.75%		5.59	10/16/2025	537,607	[e]	517,447
					2,101,440
Commercial & Professional Services - 9.7%
Albion Acquisitions, Term Loan B, 3 Month EURIBOR +5.25%	EUR	5.25	7/31/2026	1,000,000	[e]	1,054,366

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Commercial & Professional Services - 9.7% (continued)
American Auto Auction, First Lien Tranche Term Loan B, 3 Month Term SOFR +5.00%		5.80	12/30/2027	588,525	[e]	559,834
APX Group, Initial Term Loan, 1 Month LIBOR +3.50% & 3 Month PRIME +3.50%		4.37	7/9/2028	365,877	[e]	349,927
AVSC Holding, Term Loan B-1, 3 Month LIBOR +3.50%		4.25	3/1/2025	370,587	[e]	331,144
Boels Topholding, Facility Term Loan B-2, 3 Month EURIBOR +3.25%	EUR	3.25	2/5/2027	1,000,000	[e]	1,015,675
Cast & Crew, First Lien Incremental Facility No. 2 Incremental Term Loan, 1 Month Term SOFR +3.75%		4.78	12/30/2028	4,316	[e]	4,219
Cast & Crew, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.56	2/7/2026	265,268	[e]	258,901
CIBT Global, First Lien Term Loan, 3 Month LIBOR +1.00%		2.00	6/1/2024	1,010,861	[e]	816,690
Electro Rent, First Lien Initial Term Loan, 3 Month LIBOR +5.00%		6.10	1/31/2024	218,620	[e]	215,887
Element Materials Technology, Delayed Draw Term Loan, 1 Month LIBOR +4.25%		5.34	4/12/2029	25,277	[e]	24,393
Element Materials Technology, Term Loan, 1 Month LIBOR +4.25%		5.34	4/12/2029	54,767	[e]	52,851
Employbridge, Term Loan B, 3 Month LIBOR +4.75%		5.76	7/19/2028	286,428	[e]	272,178
Indigocyan Holdco 3, Facility Term Loan B, 3 Month GBPLIBOR +4.75%	GBP	5.81	12/31/2024	2,000,000	[e]	2,381,589
Minerva Bidco, Term Loan B, 1 Month SONIA +4.50%	GBP	5.44	7/31/2025	1,000,000	[e]	1,209,696
National Intergovernment, First Lien Initial Term Loan, 3 Month LIBOR +3.50%		4.51	5/23/2025	284,167	[e]	277,418
PECF USS Intermediate Holding, Initial Term Loan, 3 Month LIBOR +4.25%		5.31	12/15/2028	431,891	[e]	408,137
Praesidiad, Facility Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	10/4/2024	1,000,000	[e]	936,898
Pre-Paid Legal Services, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.81	12/15/2028	260,973	[e]	252,110
RLG Holdings, First Lien Closing Date Initial Term Loan, 3 Month LIBOR +4.25%		5.31	7/8/2028	332,808	[e]	318,802

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Commercial & Professional Services - 9.7% (continued)
Team Health Holdings, Extended Term Loan, 1 Month Term SOFR +5.25%		6.28	2/17/2027	289,355	[e]	254,151
Vaco Holdings, Initial Term Loan, 3 Month Term SOFR +5.00%		5.80	1/21/2029	291,061	[e]	283,785
Verscend Holding, New Term Loan B, 1 Month LIBOR +4.00%		5.06	8/27/2025	771,359	[e]	757,860
					12,036,511
Consumer Discretionary - 6.8%
Allen Media, Term Loan B, 3 Month LIBOR +5.50%		6.30	2/10/2027	536,008	[e]	509,609
AP Gaming I, Term Loan B, 3 Month Term SOFR +4.00%		4.75	2/15/2029	392,048	[e]	377,019
Caesars Resort Collection, Term Loan B-1, 1 Month LIBOR +3.50%		4.56	7/20/2025	566,879	[e]	560,467
Carnival, 2021 Advance Incremental Term Loan B, 3 Month LIBOR +3.25%		4.00	10/18/2028	246,111	[e]	235,036
Center Parcs Europe, Facility Term Loan B-1, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	1,048,034	[e]	1,125,117
Center Parcs Europe, Facility Term Loan B-2, 3 Month EURIBOR +2.00%	EUR	2.00	9/23/2022	620,440	[e]	666,073
Great Canadian Gaming, Term Loan B, 3 Month LIBOR +4.00%		4.93	11/1/2026	351,277	[e]	343,373
Scientific Games Holdings, Term Loan B-2, 1 Month Term SOFR +3.50%		4.47	4/4/2029	439,418	[e]	422,863
Scientific Games International, Initial Term B Loan, 1 Month Term SOFR +3.00%		3.88	4/14/2029	351,201	[e]	343,738
Silk Bidco, Facility Term Loan C, 3 Month EURIBOR +8.00%	EUR	8.00	6/16/2023	1,000,000	[e]	1,039,234
Stage Entertainment, Facility Term Loan B-2, 6 Month EURIBOR +3.25%	EUR	3.25	5/2/2026	1,000,000	[e]	1,000,414
Tecta America, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.31	4/9/2028	1,150,817	[e]	1,099,030
Travel Leaders Group, 2018 Refinancing Term Loan, 1 Month LIBOR +4.00%		5.06	1/25/2024	202,915	[e]	183,638
Varsity Brands Holding, First Lien Initial Term Loan, 1 Month LIBOR +3.50%		4.56	12/15/2024	591,357	[e]	564,560
					8,470,171

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Consumer Staples - .6%
Kronos Acquisition Holdings, Tranche Term Loan B-1, 3 Month LIBOR +3.75%		4.81	12/22/2026	765,219	[e]	709,351
Diversified Financials - .8%
BHN Merger Sub, First Lien Term Loan, 1 Month LIBOR +3.00%		4.06	6/15/2025	291,594	[e]	279,930
Russell Investments US, New 2025 Term Loan, 6 Month LIBOR +3.50%		5.00	5/30/2025	431,075	[e]	408,849
Tegra118 Wealth Solutions, Initial Term Loan, 3 Month LIBOR +4.00%		5.46	2/18/2027	363,525	[e]	355,575
					1,044,354
Electronic Components - .8%
ADB Safegate, Facility Term Loan B, 3 Month EURIBOR +3.50%	EUR	3.50	10/2/2024	1,000,000	[e]	1,000,248
Energy - 2.0%
Freeport LNG Investments, Initial Term Loan B, 3 Month LIBOR +3.50%		4.56	12/21/2028	208,470	[e]	202,581
GIP III Stetson I, Initial Term Loan, 1 Month LIBOR +4.25%		5.31	7/18/2025	574,874	[e]	547,389
Lucid Energy Group II, First Lien Term Loan, 1 Month LIBOR +4.25%		5.26	11/24/2028	570,166	[e]	552,704
Traverse Midstream Partners, Advance Term Loan, 3 Month Term SOFR +4.25%		5.38	9/27/2024	749,779	[e]	740,170
WaterBridge Midstream Operating, Initial Term Loan, 3 Month LIBOR +5.75%		6.75	6/21/2026	467,030	[e]	449,712
					2,492,556
Environmental Control - 1.1%
Northstar Group Services, Term Loan B, 1 Month LIBOR +5.50%		6.56	11/12/2026	372,645	[e]	368,453
Packers Holdings, Initial Term Loan, 6 Month LIBOR +3.25%		4.00	3/9/2028	220,905	[e]	209,929
Waterlogic USA Holdings, Facility Term Loan B-2, 3 Month LIBOR +4.75%		5.76	8/12/2028	863,616	[e]	847,423
					1,425,805
Food Products - 1.0%
Sovos Brands Intermediate, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.25	6/8/2028	230,856	[e]	222,920
ZF Invest, Term Loan B, 3 Month EURIBOR +4.00%	EUR	4.00	7/12/2028	1,000,000	[e]	998,740
					1,221,660

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Food Service - .2%
TKC Holdings, Term Loan, 6 Month LIBOR +5.50%		7.00	5/14/2028	286,168	[e]	281,696
Health Care - 7.6%
Aenova Holding GmbH, Facility Term Loan B-2, 6 Month EURIBOR +4.50%	EUR	4.50	3/31/2026	1,000,000	[e]	1,040,136
Air Methods, Initial Term Loan, 3 Month LIBOR +3.50%		4.51	4/21/2024	593,656	[e]	540,476
Albany Molecular Research, Term Loan, 1-3 Month LIBOR +3.75%		4.99	8/30/2026	483,687	[e]	467,010
Auris Luxembourg III, Facility Term Loan B-2, 1 Month LIBOR +3.75%		5.58	2/21/2026	427,405	[e]	401,496
Baart Programs, Delayed Draw Term Loan, 3 Month LIBOR +5.00%		6.00	6/11/2027	487,165	[e]	481,075
Baart Programs, Term Loan, 3 Month LIBOR +5.00%		6.01	6/11/2027	533,562	[e]	526,893
eResearchTechnology, First Lien Initial Term Loan, 3 Month LIBOR +4.50%		5.56	2/4/2027	244,605	[e]	236,393
Financiere Verdi I, Facility Term Loan B, 12 Month SONIA +4.50%	GBP	5.43	4/15/2028	1,000,000	[e]	1,164,962
Gainwell Acquisition, Term Loan B, 3 Month LIBOR +4.00%		5.01	10/1/2027	565,588	[e]	554,277
Global Medical Response, 2017-2 New Term Loan, 3 Month LIBOR +4.25%		5.31	3/14/2025	287,508	[e]	274,862
Global Medical Response, 2020 Term Loan, 3 Month LIBOR +4.25%		5.25	10/2/2025	237,000	[e]	226,483
MED ParentCo, First Lien Initial Term Loan, 1 Month LIBOR +4.25%		5.31	8/31/2026	675,751	[e]	636,419
One Call, First Lien Term Loan B, 3 Month LIBOR +5.50%		6.69	4/22/2027	1,141,375	[e]	992,996
Pathway Vet Alliance, 2021 Replacement Term Loan, 1 Month LIBOR +3.75%		4.76	3/31/2027	227,480	[e]	217,908
Pluto Acquisition I, 2021 First Lien Term Loan, 3 Month LIBOR +4.00%		6.08	6/20/2026	120,438	[e]	114,717
Resonetics, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.24	4/28/2028	337,538	[e]	326,288
Sharp Midco, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.01	1/20/2029	229,479	[e]	223,168
Surgery Center Holdings, 2021 New Term Loan, 1 Month LIBOR +3.75%		4.60	8/31/2026	594,412	[e]	571,048

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Health Care - 7.6% (continued)
WCG Purchaser, First Lien Initial Term Loan, 3 Month LIBOR +4.00%		5.01	1/8/2027	483,430	[e]	467,317
					9,463,924
Industrial - 1.6%
Osmose Utilities Services, First Lien Initial Term Loan, 1 Month LIBOR +3.25%		4.31	6/22/2028	317,441	[e]	297,601
Pro Mach Group, Delayed Draw Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	17,008	[e]	16,485
Pro Mach Group, Initial Term Loan, 3 Month LIBOR +4.00%		5.00	8/31/2028	247,113	[e]	239,511
Qualtek USA, Tranche Term Loan B, 3 Month LIBOR +6.25%		7.49	7/18/2025	297,875	[e]	267,343
SPX FLOW, Term Loan, 1 Month Term SOFR +4.50%		5.63	4/5/2029	350,492	[e]	330,997
Titan Acquisition, Initial Term Loan, 3 Month LIBOR +3.00%		3.35	3/28/2025	584,770	[e]	562,403
VAC Germany Holding GmbH, Term Loan B, 3 Month LIBOR +4.00%		5.01	3/8/2025	336,244	[e]	321,533
					2,035,873
Information Technology - 7.8%
Ascend Learning, Initial Term Loan, 1 Month LIBOR +3.50%		4.56	12/10/2028	197,199	[e]	188,202
Boxer Parent, 2021 Replacement Dollar Term Loan, 3 Month LIBOR +3.75%		4.81	10/2/2025	492,251	[e]	473,794
Camelia Bidco, Facility Term Loan B-1, 3 Month GBPLIBOR +4.75%	GBP	4.77	10/5/2024	2,000,000	[e]	2,452,785
CT Technologies, 2021 Reprice Term Loan, 1 Month LIBOR +4.25%		5.31	12/16/2025	243,376	[e]	233,033
DCert Buyer, First Lien Initial Term Loan, 1 Month LIBOR +4.00%		5.06	10/16/2026	275,913	[e]	270,050
DCert Buyer, Second Lien Initial Term Loan, 1 Month LIBOR +7.00%		8.06	2/16/2029	300,000	[e]	295,500
DTI Holdco, Initial Term Loan, 3 Month Term SOFR +4.75%		5.72	4/26/2029	430,000	[e]	406,404
EP Purchaser, Closing Date Term Loan, 3 Month LIBOR +3.50%		4.51	11/4/2028	450,000	[e]	439,072
Finastra USA, First Lien Dollar Term Loan, 6 Month LIBOR +3.50%		4.74	6/13/2024	571,343	[e]	540,236
Finthrive Software Intermediate, Term Loan, 6 Month LIBOR +4.00%		4.50	12/17/2028	337,291	[e]	325,486

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Information Technology - 7.8% (continued)
Fintrax International Holdings, Facility New Term Loan B-1, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	598,086	[e]	635,456
Fintrax International Holdings, New Facility Term Loan B-2, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	20,096	[e]	21,351
Fintrax International Holdings, New Facility Term Loan B-3, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	231,100	[e]	245,540
Fintrax International Holdings, New Facility Term Loan B-4, 3 Month EURIBOR +5.25%	EUR	5.25	5/27/2026	150,718	[e]	160,135
Greeneden US Holdings II, Dollar Term Loan B-4, 1 Month LIBOR +4.00%		5.06	12/1/2027	241,129	[e]	234,907
Ivanti Software, First Amendment Term Loan, 3 Month LIBOR +4.00%		4.85	12/1/2027	98,586	[e]	89,631
Ivanti Software, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.00	12/1/2027	455,694	[e]	416,748
Mitchell International, Second Lien Initial Term Loan, 3 Month LIBOR +6.50%		7.44	10/15/2029	158,974	[e]	154,827
Mitnick Corporate Purchaser, Initial Term Loan, 3 Month Term SOFR +4.85%		5.92	4/20/2029	430,000	[e]	418,893
Polaris Newco, Sterling Term Loan, 1 Month SONIA +5.25%	GBP	6.19	6/4/2028	995,000	[e]	1,198,946
TIBCO Software, Term Loan B-3, 1 Month LIBOR +3.75%		4.81	7/3/2026	276,447	[e]	272,646
UKG, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.76	5/3/2026	201,924	[e]	196,977
					9,670,619
Insurance - 2.4%
Alliant Holdings Intermediate, 2021-2 New Term Loan, 1 Month LIBOR +3.50%		4.37	11/12/2027	397,328	[e]	384,059
Asurion, New Term Loan B-4, 1 Month LIBOR +5.25%		6.31	1/15/2029	414,791	[e]	373,312
Asurion, Second Lien Term Loan B-3, 1 Month LIBOR +5.25%		6.31	2/3/2028	1,068,450	[e]	963,165
Mayfield Agency Borrower, First Lien Term Loan B, 1 Month LIBOR +4.50%		5.56	2/28/2025	769,966	[e]	756,130
Sedgwick Claims Management Services, 2019 New Term Loan, 1 Month LIBOR +3.75%		4.81	9/3/2026	220,967	[e]	214,141

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Insurance - 2.4% (continued)
Sedgwick Claims Management Services, 2020 Term Loan, 1 Month LIBOR +4.25%	5.31	9/3/2026	9,072	[e]	8,913
Sedgwick CMS, Term Loan, 1 Month LIBOR +3.25%	4.31	12/31/2025	288,528	[e]	276,987
				2,976,707
Internet Software & Services - 1.7%
Endure Digital, Initial Term Loan, 3 Month LIBOR +3.50%	4.25	2/10/2028	655,050	[e]	619,022
ION Trading Finance, Initial Dollar Term Loan, 1 Month LIBOR +4.75%	5.81	4/1/2028	218,350	[e]	209,928
Proofpoint, Initial Term Loan, 3 Month LIBOR +3.25%	4.82	8/31/2028	436,536	[e]	420,235
Weddingwire, Ammendment No. 3 Term Loan, 1 Month Term SOFR +4.50%	5.63	12/21/2025	867,027	[e]	851,854
				2,101,039
Materials - 2.3%
Berlin Packaging, Tranche Term Loan B-5, 1 Month LIBOR +3.75%	4.76	3/11/2028	291,179	[e]	278,023
Charter Nex US, 2021 Refinancing Term Loan, 1 Month LIBOR +3.75%	4.51	12/1/2027	117,676	[e]	113,851
Clydesdale Acquisition, Term Loan, 1 Month Term SOFR +4.25%	5.38	4/13/2029	425,521	[e]	406,372
Grinding Media, First Lien Initial Term Loan, 1 Month LIBOR +4.00%	4.80	10/12/2028	432,887	[e]	412,866
MAR Bidco, USD Facility Term Loan B, 3 Month LIBOR +4.25%	4.75	6/28/2028	180,811	[e]	176,065
Mauser Packaging Solutions, Initial Term Loan, 3 Month LIBOR +3.25%	4.05	4/3/2024	377,260	[e]	363,922
Pretium PKG Holdings, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	4.97	10/1/2028	107,310	[e]	100,302
Proampac PG Borrower, 2020-1 Term Loan, 3 Month LIBOR +3.75%	4.71	11/3/2025	425,777	[e]	407,681
Tecostar Holdings, 2017 First Lien Term Loan, 3 Month LIBOR +3.50%	4.50	5/1/2024	361,648	[e]	325,483
Valcour Packaging, Second Lien Initial Term Loan, 3 Month LIBOR +7.00%	8.47	9/30/2029	350,000	[e]	311,500
				2,896,065

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Media - 2.1%
Banijay Group US Holding, USD Facility Term Loan B, 1 Month LIBOR +3.75%		4.55	3/1/2025	314,007	[e]	307,727
CSC Holdings, 2017 Refinancing Term Loan, 1 Month LIBOR +2.25%		3.12	7/17/2025	585,479	[e]	558,705
DIRECTV Financing, Closing Date Term Loan, 1 Month LIBOR +5.00%		6.06	8/2/2027	1,115,051	[e]	1,082,296
Sinclair Television Group, Term Loan B-2, 3 Month LIBOR +2.50%		3.39	9/30/2026	316,990	[e]	301,142
Sinclair Television Group, Term Loan B4, 1 Month Term SOFR +3.75%		4.42	4/13/2029	385,075	[e]	367,384
					2,617,254
Retailing - 1.5%
Great Outdoors Group, Term Loan B-2, 1 Month LIBOR +3.75%		4.81	3/5/2028	463,315	[e]	441,365
LBM Acquisition, First Lien Initial Term Loan, 1 Month LIBOR +3.75%		4.81	12/18/2027	355,901	[e]	326,361
New Look Corporate Limited Shareholder Loan, Term Loan, 6 Month GBPLIBOR +0.00%	GBP	0.00	9/24/2029	24,012	[e]	11,347
Park River Holdings, Initial Term Loan, 3 Month LIBOR +3.25%		4.22	12/28/2027	158,379	[e]	146,034
PetSmart, Initial Term Loan, 3 Month LIBOR +3.75%		4.50	2/12/2028	192,942	[e]	181,896
Staples, 2019 Refinancing New Term Loan B-1, 3 Month LIBOR +5.00%		6.29	4/12/2026	238,132	[e]	218,486
Woof Holdings, First Lien Initial Term Loan, 3 Month LIBOR +3.75%		4.68	12/21/2027	555,161	[e]	532,955
					1,858,444
Semiconductors & Semiconductor Equipment - .6%
Natel Engineering, Initial Term Loan, 1-6 Month LIBOR +6.25%		7.74	4/30/2026	493,452	[e]	473,714
Ultra Clean Holdings, Second Amendment Term Loan B, 1 Month LIBOR +3.75%		4.81	8/27/2025	325,362	[e]	321,854
					795,568
Technology Hardware & Equipment - 1.2%
Access CIG, First Lien Term Loan B, 1 Month LIBOR +3.75%		5.32	2/27/2025	219,814	[e]	212,190
Atlas CC Acquisition, First Lien Term Loan B, 3 Month LIBOR +4.25%		5.82	5/25/2028	475,122	[e]	454,535

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)	[a,b]	Value ($)
Floating Rate Loan Interests - 60.2% (continued)
Technology Hardware & Equipment - 1.2% (continued)
Atlas CC Acquisition, First Lien Term Loan C, 3 Month LIBOR +4.25%	5.82	5/25/2028	96,635	[e]	92,448
Marnix SAS, Additional Term Loan B, 3 Month SOFR +4.00%	4.53	8/2/2028	127,927	[e]	126,088
Surf Holdings, Senior Secured First Lien Dollar Tranche Term Loan, 3 Month LIBOR +3.50%	4.11	3/5/2027	229,375	[e]	222,330
VeriFone Systems, First Lien Initial Term Loan, 3 Month LIBOR +4.00%	5.52	8/20/2025	381,382	[e]	342,926
				1,450,517
Telecommunication Services - 1.4%
CCI Buyer, First Lien Initial Term Loan, 3 Month Term SOFR +4.00%	4.75	12/17/2027	986,485	[e]	949,186
Connect Finco, Amendment No. 1 Refinancing Term Loan, 1 Month LIBOR +3.50%	4.56	12/12/2026	371,267	[e]	357,345
Crown Subsea Communications, Initial Term Loan, 1 Month LIBOR +4.75%	5.55	4/27/2027	220,757	[e]	215,238
West, Initial Term Loan B, 3 Month LIBOR +4.00%	5.06	10/10/2024	253,362	[e]	228,155
				1,749,924
Transportation - .3%
OLA Netherlands, Term Loan, 3 Month Term SOFR +6.25%	7.00	12/3/2026	222,536	[e]	203,343
Worldwide Express, First Lien Initial Term Loan, 3 Month LIBOR +4.25%	5.26	7/26/2028	132,747	[e]	124,261
				327,604
Utilities - .3%
Eastern Power, Term Loan B, 3 Month LIBOR +3.75%	4.76	10/2/2025	439,969	[e]	315,871
Total Floating Rate Loan Interests (cost $79,353,495)			74,945,711
Description			Shares		Value ($)
Common Stocks - .1%
Information Technology - .1%
Skillsoft			17,443	[g]	102,216
Media - .0%
Altice USA, Cl. A			2,000	[g]	22,760
Retailing - .0%
New Look, Cl. B			324,001	[g,h]	0
Total Common Stocks (cost $223,726)			124,976

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 3.5%
Registered Investment Companies - 3.5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $4,325,517)	0.80	4,325,517	[i] 4,325,517
Total Investments (cost $197,667,503)		143.8%	178,995,388
Liabilities, Less Cash and Receivables		(43.8%)	(54,494,485)
Net Assets		100.0%	124,500,903

EURIBOR—Euro Interbank Offered Rate

LIBOR—London Interbank Offered Rate

PRIME—Prime Lending Rate

REIT—Real Estate Investment Trust

SONIA—Sterling Overnight Index Average

TSFR—Term SOFR (Secured Overnight Financing Rate) Reference Rates

EUR—Euro

GBP—British Pound

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security, or portion thereof, has been pledged as collateral for the fund’s Revolving Credit and Security Agreement.

c Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2022, these securities were valued at $90,752,030 or 72.89% of net assets.

d Payment-in-kind security and interest may be paid in additional par.

e Variable rate security—interest rate resets periodically and rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

f Collateralized Loan Obligations equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and fund expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. The estimated yield and investment cost may ultimately not be realized.

g Non-income producing security.

h The fund held Level 3 securities at May 31, 2022. These securities were valued at $0 or .0% of net assets.

i Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2022 (Unaudited)

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Citigroup
United States Dollar	8,589,649	British Pound	6,865,000	6/23/2022	(61,847)
Euro	1,000,000	United States Dollar	1,072,041	6/23/2022	2,850
Goldman Sachs
United States Dollar	13,176,995	Euro	12,280,000	6/30/2022	(28,254)
United States Dollar	33,798,818	Euro	31,855,000	6/23/2022	(441,850)
United States Dollar	3,928,003	British Pound	3,125,000	6/30/2022	(10,428)
Gross Unrealized Appreciation					2,850
Gross Unrealized Depreciation					(542,379)

See notes to financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Alcentra Global Credit Income 2024 Target Term Fund, Inc.

May 31, 2022 (Unaudited)

The following is a summary of the inputs used as of May 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Collateralized Loan Obligations	-	31,660,661	-	31,660,661
Corporate Bonds	-	67,938,523	-	67,938,523
Equity Securities - Common Stocks	124,976	-	-	124,976
Floating Rate Loan Interests	-	74,945,711	-	74,945,711
Investment Companies	4,325,517	-	-	4,325,517
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	2,850	-	2,850
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	-	(542,379)	-	(542,379)

† See Statement of Investments for additional detailed categorizations, if any.

†† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.

Investments in debt securities, excluding short-term investments (other than U.S. Treasury Bills), options and forward foreign currency exchange contracts (“forward contracts”) are valued each business day by one or more independent pricing services

(each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Options, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Options traded over-the-counter (“OTC”) are valued at the mean between the bid and asked price and are generally categorized within Level 2 of the fair value hierarchy. Investments in swap transactions are valued each business day by the Service. Swaps are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Floating Rate Loan Interests: Floating rate instruments are loans and other securities with interest rates that adjust or “float” periodically. Floating rate loans are made by banks and other financial institutions to their corporate clients. The rates of interest on the loans adjust periodically by reference to a base lending rate, such as the London Interbank Offered Rate (“LIBOR”) plus a premium or credit spread. Floating rate loans reset on periodic set dates, typically 30 to 90 days, but not to exceed one year. The fund may invest in multiple series or tranches of a loan. A different series or tranche may have varying terms and carry different associated risks.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at May 31, 2022 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At May 31, 2022, accumulated net unrealized depreciation on investments was $18,672,115, consisting of $607,104 gross unrealized appreciation and $19,279,219 gross unrealized depreciation.

At May 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.